Offerings	Dec. 10, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	13,142,856
Proposed Maximum Offering Price per Unit	17.50
Maximum Aggregate Offering Price	$ 229,999,980.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 31,763.00
Offering Note	(A) Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. Represents deferred payment of the registration fees in connection with the registrant's Registration Statement on Form S-3ASR (Registration No. 333-285326) being paid herewith. (B) Includes 1,714,285 shares of common stock that the underwriters have an option to purchase and 2,285,714 shares of common stock that are issuable upon the exercise of the pre-funded warrants referenced below.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Pre-funded warrants to purchase Common Stock
Amount Registered | shares	2,285,714
Proposed Maximum Offering Price per Unit	17.50
Maximum Aggregate Offering Price	$ 39,999,995.00
Fee Rate	0.01381%
Offering Note	See Note 1A. (A) Pursuant to Rule 416 under the Securities Act, the pre-funded warrants to purchase common stock being registered hereunder include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of share splits, share dividends or similar transactions. (B) Represents the sum of the offering price of $17.49 per pre-funded warrant and the exercise price of $0.01 per share issuable pursuant to the pre-funded warrants. Pursuant to interpretation by the Securities and Exchange Commission, the entire fee is allocated to the common stock underlying the pre-funded warrants.